Contingencies (Certain Other Actions) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended	51 Months Ended				3 Months Ended	12 Months Ended				12 Months Ended
	Jan. 02, 2007	Jun. 30, 2011	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2006 LILO And SILO Transactions 1996-1999 [Member]	Dec. 31, 2010 LILO And SILO Transactions 2000-2003 [Member]	Jun. 30, 2011 LILO And SILO Transactions 1996-2003 [Member]	Dec. 31, 2011 LILO And SILO Transactions 1996-2003 [Member]	Mar. 31, 2011 LILO And SILO Transactions 1996-2003 [Member]	Dec. 31, 2011 LILO And SILO Transactions 2004-2010 [Member]	Dec. 31, 2011 Performance Guarantee [Member]	Dec. 31, 2011 Michelle-Antinori [Member]	Dec. 31, 2011 Decision Not To Pursue Further Judicial Review [Member] LILO and SILO Transactions 1996-1997 [Member]
Loss Contingencies [Line Items]
Contested taxes and interest paid for tax examination						$ 150	$ 945		$ 1,100	$ 945
Decrease in other assets			(18)		(29)									362
Decrease in tax liability														362
Potential disallowance of federal and state income tax deductions											600
Leveraged lease charge		627	627	95				627
Reduction to stockholders' equity upon adoption of FIN 48 and FAS 13-2	(146)
Percentage of reduction in cumulative lease earnings									50.00%
Portion of PMCC Net Finance Assets that are LILO / SILO leveraged leases											30.00%
Contingent liability related to performance surety bonds												29
Ste. Michelle ownership interest percent in Stag's Leap Wine Cellars													85.00%
Noncontrolling interest percent held by Antinori California													15.00%
Put arrangement value Antinori California													$ 27